Investment in joint ventures accounted for under the equity method: - Condensed statement of comprehensive income (Details) - MXN ($) $ in Thousands	5 Months Ended		12 Months Ended
	May 26, 2017	May 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint ventures:
Revenue			$ 16,821,638	$ 15,410,241	$ 12,589,818
Interest expense			(1,084,293)	(1,230,651)	(618,831)
Asset tax				932	932
Net income for the period			5,683,635	5,119,806	6,750,165
Effect of the foreign currency translation in subsidiaries			(588,575)	116,059	315,021
Total comprehensive income			$ 5,089,788	$ 5,240,557	$ 6,169,315
Aerostar
Joint ventures:
Revenue	$ 1,170,888
Operating costs and expenses	(694,435)
Interest expense	(229,789)
Asset tax	(21,974)
Net income for the period	224,690	$ 224,690
Effect of the foreign currency translation in subsidiaries	(475,233)
Total comprehensive income	$ (250,543)